Schedule of current and long-term portion of borrowings (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Subsequent Events [Abstract]
Current portion of long-term borrowings	$ 24,836	$ 31,575	$ 42,651	$ 42,505
Long-term portion	1,903	696	940
Total	$ 26,739	$ 32,271	$ 43,591	$ 42,505